Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Units Disclosure [Abstract]
Schedule Of Changes In The Number Of Accumulation Units Outstanding
Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For the years ended December 31,
	2016	2015	2014
Outstanding:
Beginning of period	60.4	57.9	55.3
Credited for premiums	8.2	8.1	7.7
Annuity, other periodic payments, withdrawals and death benefits	(6.2)	(5.6)	(5.1)
End of period	62.4	60.4	57.9